Projected Benefit Obligations, Accumulated Benefit Obligations and Fair Value of Plan Assets for Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets (Detail) (JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2012	Mar. 31, 2011
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligations	¥ 781,983	¥ 729,691
Accumulated benefit obligations	779,604	725,504
Fair value of plan assets	549,017	530,300
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligations	170,314	176,755
Accumulated benefit obligations	163,002	167,609
Fair value of plan assets	¥ 111,667	¥ 121,338